COMMITMENTS AND CONTINGENT LIABILITIES (Narrative) (Details) $ in Thousands	1 Months Ended	6 Months Ended	38 Months Ended
	Sep. 30, 2019 USD ($)	Jun. 30, 2020 USD ($)	Feb. 28, 2019
Indemnification agreement limit as a percentage of shareholders' equity		25.00%
Number of former employees filing lawsuits			2
Financial compensation sought for past damages plus additional amounts for future lost income and pain and suffering	$ 212	$ 113
Other Employees [Member]
Financial compensation sought for past damages plus additional amounts for future lost income and pain and suffering		$ 1,614